Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Reconciliation Statement of Consolidated Profit or Loss (Detail) - EUR (€)
€ / shares in Units, € in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue	€ 428,539	€ 448,880	[1]
Cost of sales	(308,250)	(318,401)	[1]
Gross Profit	120,289	130,479	[1]
Other income	5,944	1,650	[1]
Selling expenses	(114,997)	(118,254)	[1]
Administrative expenses	(35,344)	(36,105)	[1]
Other expenses	(605)	(250)	[1]
Operating loss	(25,458)	(23,955)	[1]
Finance income	379	1,252	[1]
Finance costs	(5,580)	(6,289)	[1]
Net exchange rate gains (losses)	(3,914)	1,033	[1]
Net finance income (costs)	66,296	(4,004)	[1]
Profit / (loss) before tax	40,548	(27,959)	[1]
Income tax expense	(7,429)	(2,886)	[1]
Profit / (loss) for the period	33,119	(30,845)	[1]
Loss attributable to:
Owners of the Company	33,289	(30,392)	[1]
Non-controlling interests	€ (170)	€ (453)	[1]
Loss per share
Basic loss per share	€ 0.61	€ (0.55)	[1]
Diluted loss per share	€ 0.61	€ (0.55)	[1]
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue		€ 445,444
Cost of sales		(318,472)
Gross Profit		126,972
Other income		1,650
Selling expenses		(120,005)
Administrative expenses		(36,105)
Other expenses		(250)
Operating loss		(27,738)
Finance income		1,252
Finance costs		(6,042)
Net exchange rate gains (losses)		3,252
Net finance income (costs)		(1,538)
Profit / (loss) before tax		(29,276)
Income tax expense		(2,576)
Profit / (loss) for the period		(31,852)
Loss attributable to:
Owners of the Company		(31,399)
Non-controlling interests		€ (453)
Loss per share
Basic loss per share		€ (0.57)
Diluted loss per share		€ (0.57)
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue		€ 3,436
Cost of sales		71
Gross Profit		3,507
Selling expenses		276
Operating loss		3,783
Finance costs		(247)
Net exchange rate gains (losses)		(2,219)
Net finance income (costs)		(2,466)
Profit / (loss) before tax		1,317
Income tax expense		(310)
Profit / (loss) for the period		1,007
Loss attributable to:
Owners of the Company		1,007
IFRS [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue		448,880
Cost of sales		(318,401)
Gross Profit		130,479
Other income		1,650
Selling expenses		(119,729)
Administrative expenses		(36,105)
Other expenses		(250)
Operating loss		(23,955)
Finance income		1,252
Finance costs		(6,289)
Net exchange rate gains (losses)		1,033
Net finance income (costs)		(4,004)
Profit / (loss) before tax		(27,959)
Income tax expense		(2,886)
Profit / (loss) for the period		(30,845)
Loss attributable to:
Owners of the Company		(30,392)
Non-controlling interests		€ (453)
Loss per share
Basic loss per share		€ (0.55)
Diluted loss per share		€ (0.55)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.